PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,959	$ 8,523
Property and equipment, accumulated depreciation	6,850	6,441
Property and equipment, net	2,109	2,082
Depreciation expense	519	434	$ 436
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,924	2,890
Property and equipment, accumulated depreciation	1,841	1,712
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,861	2,665
Property and equipment, accumulated depreciation	2,366	2,234
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	580	509
Property and equipment, accumulated depreciation	414	395
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	244	244
Property and equipment, accumulated depreciation	192	166
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,350	2,215
Property and equipment, accumulated depreciation	$ 2,037	$ 1,934